SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2020
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years